Redeemable Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2013
Temporary Equity Disclosure [Abstract]
Movement in redeemable noncontrolling interest
The movement in redeemable noncontrolling interest during the years ended December 31, 2013, 2012 and 2011 was as follows:

(in millions)
Redeemable noncontrolling interest at January 1, 2011	$1,188
Share of net earnings	97
Dividend payments	(73)
Currency translation	—
Redeemable noncontrolling interest at December 31, 2011	$1,212
Share of net earnings	171
Dividend payments	(105)
Currency translation	25
Net loss and prior service cost	(2)
Redeemable noncontrolling interest at December 31, 2012	$1,301
Share of net earnings	99
Dividend payments	(94)
Currency translation losses	(33)
Net loss and prior service cost	2
Termination of rights agreement	(1,275)
Redeemable noncontrolling interest at December 31, 2013	$—